Exceptional items (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Exceptional items
Compensation for loss of office		£ 23,827,000
Football League pension scheme deficit (Note 29)	£ 0	865,000
Total exceptional items		£ 24,692,000